CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (AOCI) - Reclassification out of AOCI (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments									$ (665)	$ (1,756)	$ (1,474)
Income from continuing operations before income taxes	$ (3,950)	$ (5,862)	$ (7,348)	$ (10,309)	$ (5,441)	$ (3,954)	$ (1,109)	$ (3,128)
Tax effect	771	1,193	1,155	2,332	1,116	777	52	580	5,451	2,525	4,430
Income (loss) from continuing operations	$ (3,179)	$ (4,669)	$ (6,193)	$ (7,977)	$ (4,325)	$ (3,177)	$ (1,057)	$ (2,548)	(22,018)	(11,107)	(19,471)
Realized gains (losses) on investment securities
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, after-tax									(378)	(1,252)	(1,080)
Realized gains (losses) on investment securities | (Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments									(665)	(1,756)	(1,474)
Gross impairment losses									181	109	23
Income from continuing operations before income taxes									(484)	(1,647)	(1,451)
Tax effect									106	395	371
Income (loss) from continuing operations									(378)	(1,252)	(1,080)
Debt valuation adjustment (DVA)
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, after-tax									111	15	15
Debt valuation adjustment (DVA) | (Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Realized (gains) losses on sales of investments									144	20	20
Tax effect									(33)	(5)	(5)
Income (loss) from continuing operations									111	15	15
Cash flow hedges
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, after-tax									(813)	(557)	302
Cash flow hedges | (Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									(1,071)	(730)	391
Tax effect									258	173	(89)
Cash flow hedges | (Gain) loss reclassified from AOCI | Interest rate contracts
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									(1,075)	(734)	384
Cash flow hedges | (Gain) loss reclassified from AOCI | Foreign exchange contracts
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									4	4	7
Benefit plans
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, pretax									290	309	275
Total tax effect									(75)	(77)	(69)
Total amounts reclassified out of AOCI, after-tax									215	232	206
Prior service cost (benefit)
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, pretax									(23)	(5)	(12)
Net actuarial loss
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, pretax									302	322	286
Curtailment/settlement impact
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, pretax									11	(8)	1
Excluded component of fair value hedges
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, after-tax									11	0	0
Excluded component of fair value hedges | (Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									15	0	0
Tax effect									(4)	0	0
Total amounts reclassified out of AOCI, after-tax									11	0	0
Foreign currency translation adjustment
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, after-tax									12	0	0
Foreign currency translation adjustment | (Gain) loss reclassified from AOCI
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Income from continuing operations before income taxes									19	0	0
Tax effect									(7)	0	0
Citigroup's accumulated other comprehensive income (loss)
Pretax and after-tax amounts reclassified out of accumulated other comprehensive income (loss)
Total amounts reclassified out of AOCI, pretax									(1,087)	(2,048)	(765)
Total tax effect									245	486	208
Total amounts reclassified out of AOCI, after-tax									$ (842)	$ (1,562)	$ (557)